STOCKHOLDERS' EQUITY (Details 1) - Stock Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Number of options	200,000	200,000
Weighted average remaining life (years)	6 years 4 months 24 days	6 years 8 months 12 days
Weighted average exercise price	$ 0.25	$ 0.25
Number of options	200,000	200,000
Weighted average remaining life (years)	6 years 4 months 24 days	6 years 8 months 12 days
Weighted average exercise price	$ 0.25	$ 0.25